TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Tax Liabilities

	As of December 31,
	2021	2020

Current
Periodic payment plan	379	107
VAT payable	9,927	4,599
Wage withholding taxes	3,354	2,721
Personal properties tax accrual	1,139	1,062
Taxes payable related to LEC	1,385	687
Sales taxes payable	100	189
Other	1,787	2,439
TOTAL	18,071	11,804